Goodwill and Intangibles	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangibles
5.	Goodwill and Intangibles
Goodwill and intangible assets, net, consist of the following:
	December 31,
	2022	2021
Goodwill	$275,703	$258,619
Intangible assets with definite lives, net	38,700	73,864
Intangible assets with indefinite lives	65,844	65,844
	$380,247	$398,327
The indefinite-lived intangible asset of $65,844 as of December 31, 2022 and December 31, 2021, represents the Grindr tradename.
A rollforward of the goodwill balance as of December 31, 2022 and 2021 is as follows:
	December 31,
	2022	2021
Balance at beginning of period	$258,619	$258,619
Goodwill arising from the SV Consolidation (see Note 3)	17,084	—
Balance at the end of period	$275,703	$258,619
As of December 31, 2022 and 2021, intangible assets with definite lives consist of the following:
	December 31, 2022
	Gross Carrying Value	Accumulated Amortization	Net	Weighted Average Useful Life
Customer relationships	$94,874	$(61,517)	$33,357	5 years
Technology	37,041	(31,698)	5,343	3 years
	$131,915	$(93,215)	$38,700
	December 31, 2021
	Gross Carrying Value	Accumulated Amortization	Net	Weighted Average Useful Life
Customer relationships	$94,874	$(38,700)	$56,174	5 years
Technology	37,041	(19,351)	17,690	3 years
	$131,915	$(58,051)	$73,864
The weighted average estimated remaining life for the intangible asset classes are as follows:
	December 31,
	2022	2021
Customer relationships	2.5 years	3.5 years
Technology	0.5 years	1.5 years
Intangible assets amortization expense was $35,164 and $42,041 for the years ended December 31, 2022 and 2021, respectively.
During the years ended December 31, 2022 and 2021, the Company wrote-off $0 and $125, respectively, of intangible assets related to acquired technology as the Company determined the technology would no longer be placed in service. The write-off charge is included within “Depreciation and amortization” on the consolidated statements of operations and comprehensive income.
As of December 31, 2022, amortization of long-lived intangible assets is estimated to be as follows:
2023	$22,214
2024	12,460
2025	4,026
Thereafter	—
$38,700